Borrowings	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Borrowings

NOTE 10 – BORROWINGS

Borrowings as of December 31, 2024 and December 31, 2023 consisted of the following:

	December 31, 2024	December 31, 2023
Credit facilities	$1,096,178	$908,288
Financial liabilities	731,206	502,275
Finance lease liabilities	325,784	468,414
Total borrowings	$2,153,168	$1,878,977
Less: Current portion of long-term borrowings, net	(266,222)	(285,036)
Less: Deferred finance costs, net	(24,231)	(17,514)
Long-term borrowings, net	$1,862,715	$1,576,427

As of December 31, 2024, the total borrowings, net of deferred finance costs were $2,128,937.

Credit Facilities

HAMBURG COMMERCIAL BANK AG: On December 17, 2024, Navios Partners entered into a credit facility with Hamburg Commercial Bank AG (“HCOB”) for a total amount up to $90,000 in order to refinance the existing indebtedness of seven of its vessels. On December 18, 2024, the full amount was drawn. As of December 31, 2024, the total outstanding balance was $90,000. The facility matures in the fourth quarter of 2028 and bears interest at Compounded Secured Overnight Financing Rate (“Compounded SOFR”) plus 180 bps per annum.

On September 5, 2022, Navios Partners entered into a credit facility with HCOB for a total amount up to $210,000 in order to refinance the existing indebtedness of 20 of its vessels and for working capital purposes. On September 9, 2022, the full amount was drawn. During the year ended December 31, 2022, following the sale of two vessels, the aggregate amount of $10,239 was prepaid. During the year ended December 31, 2023, following the sale of two vessels, the aggregate amount of $14,182 was prepaid. During the year ended December 31, 2024, following the sale of three vessels, the aggregate amount of $13,349 was prepaid. During the year ended December 31, 2024, Navios Partners prepaid the amount of $16,032 relating to three drybulk vessels that were released from the facility. On December 18, 2024, the outstanding balance of $91,136 was fully prepaid and refinanced.

In August 2021, as amended on November 10, 2021 and December 7, 2021, Navios Acquisition entered into a loan agreement with HCOB, Alpha Bank S.A. and National Bank of Greece, of $190,216 in order to partially refinance the existing indebtedness of seven tanker vessels. Pursuant to an amendment in December 2021, two container vessels were added as collaterals. In January 2023, following the sale of a 2011-built Chemical Tanker vessel of 25,145 dwt and a 2010-built Chemical Tanker vessel of 25,130 dwt, the amount of $11,440 was prepaid. In May 2024, in relation to the sale of a 2009-built VLCC of 297,188 dwt, the amount of $16,568 was prepaid. On September 24, 2024, the outstanding balance of $81,218 was fully prepaid and refinanced.

HELLENIC BANK PUBLIC COMPANY LIMITED: On December 4, 2024, Navios Partners entered into a credit facility with Hellenic Bank Public Company Limited (“Hellenic Bank”) for a total amount up to $30,000 in order to refinance the existing indebtedness of four of its vessels. On December 6, 2024, the full amount was drawn. As of December 31, 2024, the total outstanding balance was $30,000. The facility matures in the fourth quarter of 2029 and bears interest at Term Secured Overnight Financing Rate (“Term SOFR”) plus 175 bps per annum.

On May 9, 2022, Navios Partners entered into a credit facility with Hellenic Bank for a total amount up to $25,235 in order to refinance the existing indebtedness of five of its vessels and for working capital purposes. On May 11, 2022, the full amount was drawn. In January 2023, following the sale of one 2005-built MR2 Product Tanker vessel of 47,999 dwt, the amount of $3,700 was prepaid. As of December 31, 2024, the total outstanding balance was $11,965. The facility matures in the second quarter of 2027 and bears interest at Term SOFR plus a credit adjustment spread plus 250 bps per annum.

EUROBANK S.A: On September 27, 2024, Navios Partners entered into a credit facility with Eurobank S.A for a total amount up to $48,000 (divided into two advances) in order to refinance the existing indebtedness of three of its vessels (advance A) and to finance part of the acquisition cost of one Ultra-Handymax vessel (advance B). During the year ended December 31, 2024, the full amount was drawn. As of December 31, 2024, the total outstanding balance was $46,950. The credit facility matures in the third quarter of 2028 in relation to advance A and the fourth quarter of 2030 in relation to advance B and bears interest at Term SOFR plus 70 bps per annum for any part of the loan secured by cash collateral and 175 bps per annum for the remaining drawn amount.

On May 2, 2023, Navios Partners entered into a credit facility with Eurobank S.A for a total amount up to $30,000 to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes. On May 3, 2023, the full amount was drawn. During the year ended December 31, 2024, in relation to the sale of a 2009-built MR2 Product Tanker vessel of 50,470 dwt, the amount of $7,300 was prepaid. As of December 31, 2024, the total outstanding balance was $17,555. The facility matures in the second quarter of 2028 and bears interest at Term SOFR plus 100 bps per annum for any part of the loan (up to 70%) secured by cash collateral and 225 bps per annum for the remaining amount.

NATIONAL BANK OF GREECE S.A: On September 19, 2024, Navios Partners entered into a credit facility with National Bank of Greece S.A for a total amount up to $130,000 (divided into two tranches) in order to refinance the existing indebtedness of six of its vessels (tranche A) and to finance part of the acquisition cost of one Aframax/ LR2 newbuilding tanker vessel, currently under construction (tranche B). On September 20, 2024, the amount of $81,218 in relation to tranche A was drawn and tranche B remains to be drawn. As of December 31, 2024, the total outstanding balance was $77,873. The credit facility matures five years after each drawdown date and bears interest at Term SOFR (with option to switch to Compounded SOFR) plus 175 bps per annum and 150 bps per annum for drawn amounts of tranche A and tranche B, respectively.

On June 20, 2023, Navios Partners entered into a credit facility with National Bank of Greece S.A for a total amount up to $77,822 in order to refinance the existing indebtedness of ten of its vessels and for general corporate purposes. In June 2023, the full amount was drawn. During the year ended December 31, 2024, following the sale of a 2009-built MR2 Product Tanker vessel of 50,542 dwt, the amount of $7,137 was prepaid. As of December 31, 2024, the total outstanding balance was $56,211. The credit facility matures in the second quarter of 2028 and bears interest at Term SOFR (with option to switch to Compounded SOFR) plus 215 bps per annum.

ABN AMRO BANK N.V: On June 26, 2024, Navios Partners entered into a reducing revolving credit facility with ABN Amro Bank N.V (“ABN”) for a total amount up to $95,000 (divided into two tranches) in order to refinance the existing indebtedness of two of its vessels and to finance part of the acquisition cost of four dry bulk vessels. Following the deliveries of the four vessels, during the year ended December 31, 2024, the full amount was drawn. As of December 31, 2024, the total outstanding balance was $90,750. The credit facility matures five years after each drawdown date and bears interest at Compounded SOFR (with option to switch to Term SOFR) plus 175 bps per annum.

On March 28, 2022, Navios Partners entered into a credit facility with ABN for a total amount up to $55,000 in order to refinance the existing indebtedness of three of its vessels and for general corporate purposes. On March 31, 2022, the full amount was drawn. As of December 31, 2024, the total outstanding balance was $36,300. The facility matures in the first quarter of 2027 and bears interest at Compounded SOFR plus 225 bps per annum.

NORDEA BANK ABP: On January 3, 2024, Navios Partners entered into a credit facility with Nordea Bank ABP for a total amount up to $40,000 in order to refinance three tankers. On March 26, 2024, the full amount was drawn. As of December 31, 2024, the total outstanding balance was $36,275. The credit facility matures in the first quarter of 2029 and bears interest at Compounded SOFR plus 195 bps per annum.

CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK: On June 28, 2023, Navios Partners entered into a credit facility with Credit Agricole Corporate and Investment Bank for a total amount up to $62,400 in order to refinance the existing indebtedness of seven of its dry bulk vessels. On June 30, 2023, the full amount was drawn. During the year ended December 31, 2024, in relation to the sale of a 2006-built Kamsarmax vessel of 82,790 dwt, the amount of $3,818 was prepaid. As of December 31, 2024, the total outstanding balance was $42,298. The facility matures in the second quarter of 2026 and bears interest at Term SOFR plus 250 bps per annum.

BNP PARIBAS: On June 21, 2023, Navios Partners entered into a credit facility with BNP Paribas, Credit Agricole Corporate and Investment Bank and First-Citizens Bank & Trust Company for a total amount up to $107,600 in order to refinance the existing indebtedness of ten of its vessels and for general corporate purposes. On June 26, 2023, the full amount was drawn. In October 2024, following the sale of one 2005-built Panamax vessel of 76,596 dwt, the amount of $3,108 was prepaid. On November 14, 2024, Navios Partners prepaid the amount of $7,679 relating to one dry bulk vessel that was released from the facility. As of December 31, 2024, the total outstanding balance was $55,853. The facility matures in the second quarter of 2026 and bears interest at Compounded SOFR plus 250 bps per annum.

On June 12, 2023, Navios Partners entered into a credit facility with BNP Paribas for a total amount up to $40,000 in order to refinance the existing indebtedness of nine of its containerships. On June 16, 2023, the full amount was drawn. On April 29, 2024, Navios Partners prepaid the amount of $3,990 relating to one containership that was released from the facility. As of December 31, 2024, the total outstanding balance was $24,250. The credit facility matures in the second quarter of 2026 and bears interest at Compounded SOFR plus 250 bps per annum.

KFW IPEX-BANK GMBH: On April 25, 2023, Navios Partners entered into an export agency-backed facility with KFW IPEX-BANK GMBH (“KFW”) for a total amount up to $165,638 in order to finance the acquisition cost of two 7,700 TEU newbuilding containerships. As of December 31, 2024, the Company has drawn a total amount of $119,434 and $46,204 remains to be drawn. As of December 31, 2024, the total outstanding balance was $119,434. The credit facility is scheduled to mature 12 years after the delivery of each vessel and bears interest at Compounded SOFR plus 150 bps per annum.

On September 30, 2022, Navios Partners entered into a credit facility with KFW for a total amount up to $86,240 in order to finance part of the acquisition cost of two newbuilding containerships. Following the delivery of the two 5,300 TEU newbuilding containerships in November 2023 and January 2024, the full amount was drawn. As of December 31, 2024, the total outstanding balance was $81,524. The credit facility matures in the fourth quarter of 2030 and the first quarter of 2031 and bears interest at Compounded SOFR plus 200 bps per annum.

SKANDINAVISKA ENSKILDA BANKEN AB: On April 19, 2023, Navios Partners entered into a credit facility with Skandinaviska Enskilda Banken AB (“Skandinaviska Enskilda”) for a total amount up to $65,000 in order to refinance the existing indebtedness of five of its tanker vessels and for general corporate purposes. On April 21, 2023, the full amount was drawn. As of December 31, 2024, the total outstanding balance was $53,300. The facility matures in the second quarter of 2028 and bears interest at Compounded SOFR plus 200 bps per annum.

On June 29, 2022, Navios Partners entered into a credit facility with Skandinaviska Enskilda for a total amount up to $55,000 in order to refinance the existing indebtedness of four of its vessels and for general corporate purposes. On June 30, 2022, the full amount was drawn. As of December 31, 2024, the total outstanding balance was $35,400. The facility matures in the second quarter of 2027 and bears interest at Compounded SOFR plus 225 bps per annum.

DNB (UK) LIMITED AND THE EXPORT-IMPORT BANK OF CHINA: On February 16, 2023, Navios Partners entered into a credit facility with DNB (UK) Limited and The Export-Import Bank of China for a total amount up to $161,600 in order to finance part of the contract price of four newbuilding containerships. Following the deliveries of the four 5,300 TEU newbuilding containerships, during the year ended December 31, 2024, the full amount was drawn. As of December 31, 2024, the total outstanding balance was $156,540. The credit facility matures ten years after each drawdown date upon the delivery of the respective vessel and bears interest at Compounded SOFR plus 170 bps per annum.

FIRST-CITIZENS BANK & TRUST COMPANY: On December 21, 2022, Navios Partners entered into a credit facility with First-Citizens Bank & Trust Company for a total amount up to $44,200 in order to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes. On January 9, 2023, the full amount was drawn. As of December 31, 2024, the total outstanding balance was $33,700. The facility matures in the first quarter of 2028 and bears interest at Term SOFR plus 195 bps per annum.

DNB BANK ASA: On December 13, 2021, Navios Partners entered into a sustainability linked credit facility with DNB Bank ASA for a total amount up to $72,710 for the refinancing of the existing credit facilities of three tanker vessels and two dry bulk vessels. On December 15, 2021, the full amount was drawn. On December 15, 2023, Navios Partners prepaid the amount of $37,075 relating to three tanker vessels that were released from the facility. On June 28, 2024, the total outstanding balance of $17,160 relating to the remaining two dry bulk vessels was fully prepaid.

On August 19, 2021, Navios Partners entered into a credit facility with DNB Bank ASA for a total amount up to $18,000, in order to finance part of the acquisition cost of the Navios Azimuth. On August 20, 2021, the full amount was drawn. On February 20, 2024, the total outstanding balance of $12,240 was fully prepaid.

Financial Liabilities

In November 2024, Navios Partners entered into a sale and leaseback agreement of $16,000 with an unrelated third party for the Navios Lumen, a 2009-built Capesize of 180,493 dwt. The bareboat charter-in has a duration of four years and provides for purchase options with fixed de-escalating purchase prices starting on the end of the second year. Since the purchase price is not equal to the expected fair value of the asset at the time the purchase option is exercised, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On December 19, 2024, the full amount was drawn. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $15,754. The sale and leaseback transaction matures in the fourth quarter of 2028 and bears interest at Term SOFR plus 241 bps per annum.

In February 2024, Navios Partners entered into a sale and leaseback agreement of $16,800 with an unrelated third party for the Navios Azimuth, a 2011-built Capesize vessel of 179,169 dwt. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. In February 2024, Navios Partners declared its option to purchase the vessel at the end of the sixth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. Under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On March 15, 2024, the full amount was drawn. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $15,439. The sale and leaseback transaction matures in the first quarter of 2030 and bears interest at Term SOFR plus 225 bps per annum.

In January 2024, Navios Partners entered into a sale and leaseback agreement for a total amount up to $45,260 with an unrelated third party, in order to finance the acquisition of one 115,000 dwt Aframax/LR2 newbuilding tanker vessel. As of December 31, 2024, the total amount remained undrawn. The sale and leaseback agreement matures seven years after the drawdown date and bears interest at Term SOFR plus 190 bps per annum.

In November 2023, Navios Partners entered into sale and leaseback agreements of $175,600 with unrelated third parties, in order to finance the acquisition of two 5,300 TEU newbuilding containerships and two Aframax/LR2 newbuilding tanker vessels. During the year ended December 31, 2024, in relation to the deliveries of the Nave Polaris, a 2024-built Aframax/LR2 tanker vessel of 115,698 dwt, the Navios Utmost, a 2024-built 5,300 TEU containership and the Navios Unite, a 2024-built 5,300 TEU containership, the amount of $131,750 was drawn and $43,850 remains to be drawn. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Partners did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $131,098. The sale and leaseback transaction matures ten years after each drawdown date and bears interest at Term SOFR plus 200 bps per annum.

In October 2023, the Company entered into a sale and leaseback agreement of $22,800 with an unrelated third party in order to finance the acquisition of the Navios Horizon I. The bareboat charter-in has a duration of 12 years and provides for purchase options with fixed de-escalating prices starting on the end of the fourth year. Since the purchase price is not equal to the expected fair value of the asset at the time the purchase option is exercised, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as financial liability. On November 16, 2023, the full amount was drawn. The sale and leaseback transaction matures in the fourth quarter of 2035 and bears interest at Term SOFR plus 220 bps per annum. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $20,778.

In May 2023, Navios Partners entered into sale and leaseback agreements of $178,000 with unrelated third parties, in order to finance the acquisition of two 5,300 TEU newbuilding containerships and two Aframax/LR2 newbuilding tanker vessels. During the year ended December 31, 2024, following the deliveries of the four vessels, the full amount was drawn. Navios Partners has a purchase option to acquire the vessels at the end of the lease term and given the fact that such exercise price is not equal to the expected fair value of each asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreement as a financial liability. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $172,415. The sale and leaseback transaction matures ten years after each drawdown date and bears interest at Term SOFR plus 210 bps per annum.

In February 2023, the Company entered into a sale and leaseback agreement of $32,000 with an unrelated third party, in order to finance the Navios Felix, a 2016-built Capesize vessel of 181,221 dwt. The bareboat charter-in has a duration of ten years and provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. Since the purchase price is not equal to the expected fair value of the asset at the time the purchase option is exercised, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On March 9, 2023, the full amount was drawn. The sale and leaseback transaction matures in the first quarter of 2033 and following the amendment dated June 29, 2023 bears interest at Term SOFR plus 211 bps per annum. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $26,271.

On December 5, 2022, the Company entered into a sale and leaseback agreement of $10,500 with an unrelated third party for the Navios Sagittarius, a 2006-built Panamax vessel of 75,756 dwt. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the third year. In December 2022, Navios Partners declared its option to purchase the vessel at the end of the fourth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. Under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On December 15, 2022, the full amount was drawn. In December 2024, following the sale of the Navios Sagittarius, the outstanding balance under the sale and leaseback agreement of $6,750 was fully prepaid.

On November 15, 2022, the Company entered into a sale and leaseback agreement of $24,000 with an unrelated third party for the Navios Alegria, a 2016-built Kamsarmax vessel of 84,852 dwt. Navios Partners has a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the expected fair value of the asset at the end of the lease term, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On December 7, 2022, the full amount was drawn. The agreement matures in the fourth quarter of 2032 and following the amendment dated August 13, 2023 bears interest at Term SOFR plus 211 bps per annum. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement of the Navios Alegria was $19,078.

In October 2022, Navios Partners completed a $100,000 sale and leaseback transaction with unrelated third parties to refinance the existing sale and leaseback transaction of 12 containerships. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Partners did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. Navios Partners drew the entire amount on October 31, 2022, net of discount of $800. In May 2024, in relation to the sale of one 2007-built 3,450 TEU containership, the amount of $4,411 was prepaid. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $47,771. The sale and leaseback agreement matures in the first quarter of 2026 and bears interest at Term SOFR plus 210 bps per annum.

Pursuant to a novation agreement dated January 28, 2022, the Company agreed to novate the shipbuilding contract and to simultaneously enter into a bareboat charter agreement to bareboat charter-in a newbuilding Kamsarmax vessel of 82,010 dwt, under a ten-year bareboat contract, from an unrelated third party, the Navios Meridian. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. In January 2022, Navios Partners declared its option to purchase the vessel at the end of the tenth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. The Company-lessee has performed an assessment based on provisions of ASC 842 and concluded that it controls the underlying asset that is under construction before the commencement date of the lease and as such, a sale and leaseback of the asset occurs at the commencement date of the lease (upon the completion of construction). Under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In February 2023, Navios Partners took delivery of the Navios Meridian and recognized an amount of $27,440 as financial liability in accordance with ASC 842-40. The sale and leaseback transaction matures in the first quarter of 2033 and following the amendment dated August 4, 2023 bears interest at Term SOFR plus 191 bps per annum. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $23,934.

Pursuant to a novation agreement dated December 20, 2021, the Company agreed to novate the shipbuilding contract and to simultaneously enter into a bareboat charter agreement to bareboat charter-in a newbuilding Kamsarmax vessel of 82,003 dwt, under a ten-year bareboat contract, from an unrelated third party, the Navios Primavera. The Company-lessee has performed an assessment based on provisions of ASC 842 and concluded that it controls the underlying asset that is under construction before the commencement date of the lease and as such, a sale and leaseback of the asset occurs at the commencement date of the lease (upon the completion of construction). In July 2022, Navios Partners took delivery of the Navios Primavera, and entered into sale and leaseback agreement with an unrelated third party for $25,264. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreement matures in the third quarter of 2032. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $21,940.

On August 16, 2021, the Company entered into a sale and leaseback agreement of $15,000 with an unrelated third party for the Navios Pollux, a 2009-built Capesize vessel of 180,727 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On August 25, 2021, the full amount was drawn. The agreement matures in the third quarter of 2027. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement of the Navios Pollux was $9,611.

In June 2021, the Company entered into a sale and leaseback agreement of $15,000, with unrelated third parties for the Navios Bonavis, a 2009- built Capesize vessel of 180,022 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On June 28, 2021, the full amount was drawn. The agreement matures in the second quarter of 2027. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement of the Navios Bonavis was $9,334.

In June 2021, the Company entered into a sale and leaseback agreement of $18,500, with unrelated third parties for the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On June 28, 2021, the full amount was drawn. The agreement matures in the second quarter of 2030. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement of the Navios Ray was $13,748.

On July 2, 2019, the Company entered into a sale and leaseback agreement of $22,000, with unrelated third parties for the Navios Ace, a 2011-built Capesize vessel of 178,929 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On July 24, 2019, the full amount was drawn. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement of the Navios Ace was $15,138. The agreement matures in the third quarter of 2030.

On April 5, 2019, the Company entered into a sale and leaseback agreement of $20,000, with unrelated third parties for the Navios Sol, a 2009-built Capesize vessel of 180,274 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On April 11, 2019, the full amount was drawn. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement of the Navios Sol was $12,957. The agreement matures in the second quarter of 2029.

In December 2018, the Company entered into two sale and leaseback agreements of $25,000 in total, with unrelated third parties for the Navios Fantastiks and the Navios Beaufiks. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as a financial liability. In October 2023, following the sale of the Navios Beaufiks a purchase obligation of $6,528 was fully prepaid. The sale and leaseback agreement of the Navios Fantastiks matured in the third quarter of 2024 and was fully repaid.

Upon completion of the merger with Navios Maritime Containers L.P. (“Navios Containers”), Navios Partners assumed the following financial liability:

On March 11, 2020, Navios Containers completed a $119,060 sale and leaseback transaction with unrelated third parties to refinance the existing credit facilities of two 8,204 TEU containerships and two 10,000 TEU containerships. Navios Containers has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Containers did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. Navios Containers drew the entire amount on March 13, 2020, net of discount of $1,191. In September 2022, following the sale of two 2006-built container vessels of 8,204 TEU each, the amount of $24,642 was prepaid. Following the prepayment the sale and leaseback agreement matures in March 2027 for the two 10,000 TEU containerships. In August 2023, the Company amended the sale and leaseback agreements to bear interest at Term SOFR plus 225 bps per annum. As of December 31, 2024, the outstanding balance under this sale and leaseback transaction was $43,594.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, Navios Partners assumed the following financial liabilities:

In August 2019, Navios Acquisition entered into a sale and leaseback agreement of $15,000, with unrelated third parties in order to refinance one product tanker. Navios Acquisition had a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price was not equal to the expected fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. Pursuant to and an amendment dated July 2023, the agreement bore interest at Term SOFR plus an implied margin of 400 bps per annum. The sale and leaseback agreement matured in August 2024 and was fully repaid.

On March 31, 2018, Navios Acquisition entered into a $71,500 sale and leaseback agreement with unrelated third parties to refinance the outstanding balance of the existing facility on four product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was accounted for as a failed sale. In accordance with ASC 842-40, Navios Acquisition did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under sale and lease back agreement as a financial liability. In April 2018, Navios Acquisition drew $71,500 under this agreement. The sale and leaseback agreement matures in April 2029 and bears interest at Term SOFR plus 190 bps per annum. As of December 31, 2024, the outstanding balance under this agreement was $31,281.

Following the acquisition of 36-vessel drybulk fleet from Navios Holdings, Navios Partners assumed the following financial liabilities:

In July 2022, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $22,000 in order to finance a Panamax vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the third quarter of 2032. Pursuant to the amendment dated June 27, 2023, the agreement bears interest at Term SOFR plus 166 bps per annum. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $17,250.

In February 2022, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $12,000 in order to finance a Panamax vessel. Navios Partners has a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the expected fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the first quarter of 2027. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $6,502.

In December 2021, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $19,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the first quarter of 2029. Following the amendment dated June 27, 2023, the agreement bears interest at Term SOFR plus margin of 211 bps per annum. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $11,286.

In December 2021, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $19,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the fourth quarter of 2029. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $13,738.

In December 2021, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $20,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the fourth quarter of 2027. Pursuant to the amendment dated June 19, 2023, the agreement and bears interest at Term SOFR plus 311 bps per annum. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $11,521.

In November 2021, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $19,000 in order to finance a Capesize vessel. Navios Partners had a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matured in the fourth quarter of 2029. In December 2024, the outstanding balance under the sale and leaseback agreement of $13,849 was prepaid.

In February 2020, Navios Holdings entered into a sale and leaseback agreement with an unrelated third party for $35,000 in order to finance a Capesize vessel. Navios Partners has a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the expected fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the first quarter of 2032 and following the amendment dated June 28, 2023 bears interest at Term SOFR plus 211 bps per annum. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $21,205.

In November 2019, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $33,000 in order to finance a Capesize vessel. Navios Partners has a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the expected fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the first quarter of 2032. Pursuant to the amendment dated June 28, 2023 the agreement bears interest at Term SOFR plus 211 bps per annum. As of December 31, 2024, the outstanding balance under the sale and leaseback agreement was $19,563.

Finance Lease Liabilities

In June 2024, Navios Partners agreed to acquire from an unrelated third party the Navios Venus, a previously chartered-in, 2015-built Ultra-Handymax vessel of 61,339 dwt, which was previously accounted for as a right-of-use asset under operating lease. In accordance with the provisions of ASC 842, the Company accounted the transaction as a lease modification and upon reassessment of the classification of the lease, the Company has classified the above transaction as finance lease, as of the effective date of the modification. Consequently, as per ASC 842-10-25-11, the Company reallocated the remaining consideration in the contract and remeasured the lease liability using an updated incremental borrowing rate of approximately 6%. In December 2024, the Company acquired the Navios Venus and repaid in full the outstanding balance of the finance lease liability as of that date.

On June 21, 2023, Navios Partners took delivery of the Navios Amethyst, a 2023-built Capesize vessel of 182,212 dwt, under a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the agreement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 5.4%. As of December 31, 2024, the outstanding balance was $56,735 and is repayable in 14 years.

On April 27, 2023, Navios Partners took delivery of the Navios Sakura, a 2023-built Capesize vessel of 182,169 dwt, under a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting at the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the agreement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 5.5%. As of December 31, 2024, the outstanding balance was $43,077 and is repayable in 14 years.

On March 29, 2023, Navios Partners took delivery of the Navios Altair, a 2023-built Capesize vessel of 182,115 dwt under a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the agreement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6.5%. As of December 31, 2024, the outstanding balance was $38,704 and is repayable in 14 years.

On November 17, 2022, Navios Partners took delivery of the Navios Azalea, a 2022-built Capesize vessel of 182,064 dwt, for a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 7%. As of December 31, 2024, the outstanding balance was $37,147 and is repayable in 13 years.

On September 21, 2022, Navios Partners took delivery of the Navios Armonia, a 2022-built Capesize vessel of 182,079 dwt, for a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value discounted by the Company’s incremental borrowing rate of approximately 7% of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period. As of December 31, 2024, the outstanding balance was $36,893 and is repayable in 13 years.

On September 13, 2022, Navios Partners took delivery of the Navios Astra, a 2022-built Capesize vessel of 182,393 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. In December 2021, Navios Partners declared its option to purchase the vessel at the end of the tenth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $42,781, based on the net present value of the remaining charter-in payments including the purchase obligation to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 7%. As of December 31, 2024, the outstanding balance was $37,134 and is repayable in eight years.

Following the acquisition of 36-vessel drybulk fleet from Navios Holdings, Navios Partners, upon reassessing the classification of the following leases in accordance with the criteria in ASC 842 Leases, recognized the following finance lease liabilities:

On July 29, 2022, Navios Partners took delivery of the Navios Magellan II, a 2020-built Kamsarmax vessel of 82,037 dwt, for a remaining eight-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $19,385 based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2024, the outstanding balance was $16,709 and is repayable in six years.

On July 29, 2022, Navios Partners took delivery of the Navios Galaxy II, a 2020-built Kamsarmax vessel of 81,789 dwt, for a remaining eight-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,702 based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2024, the outstanding balance was $14,568 and is repayable in six years.

On July 29, 2022, Navios Partners took delivery of the Navios Uranus, a 2019-built Kamsarmax vessel of 81,821 dwt, for a remaining seven-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,607, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2024, the outstanding balance was $14,503 and is repayable in five years.

On July 29, 2022, Navios Partners took delivery of the Navios Felicity I, a 2020-built Kamsarmax vessel of 81,962 dwt, for a remaining seven-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,473, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2024, the outstanding balance was $15,103 and is repayable in five years.

On July 29, 2022, Navios Partners took delivery of the Navios Herakles I, a 2019-built Kamsarmax vessel of 82,036 dwt, for a remaining seven-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,791 based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2024, the outstanding balance was $15,211 and is repayable in five years.

On July 29, 2022, Navios Partners took delivery of the Navios Coral, a 2016-built Kamsarmax vessel of 84,904 dwt, for a remaining three-year charter-in agreement. The charter-in provided for purchase options with de-escalating purchase prices. The Company had performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement was a finance lease. Consequently, the Company had recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. During the first quarter of 2024, the Company declared its option to acquire the vessel and remeasured the finance lease liability. The finance lease liability recognized at the date of remeasurement was decreased by $636. The corresponding right-of-use asset under finance lease was adjusted upon remeasurement of the finance lease liability (see Note 6 – Vessels, net). In June 2024, the Company acquired the Navios Coral and repaid in full the outstanding balance of the finance lease liability as of that date.

On July 29, 2022, Navios Partners took delivery of the Navios Amber, a 2015-built Kamsarmax vessel of 80,909 dwt, for a remaining one-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. During the first quarter of 2024, the Company declared its option to extend the charter period for one year and declared its option to acquire the vessel. Under the ASC 842, the extension of the charter period is considered as a lease modification. Consequently, the Company reallocated the remaining consideration in the contract and remeasured the finance lease liability by using the updated Company’s incremental borrowing rate of approximately 6%. The finance lease liability recognized at the date of modification was increased by $592. The corresponding right-of-use asset under finance lease was adjusted upon remeasurement of the finance lease liability (see Note 6 – Vessels, net). In September 2024, the Company acquired the Navios Amber and repaid in full the outstanding balance of the finance lease liability as of that date.

On July 29, 2022, Navios Partners took delivery of the Navios Citrine, a 2017-built Kamsarmax vessel of 81,626 dwt, for a remaining three-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. During the first quarter of 2024, the Company declared its option to acquire the vessel and remeasured the finance lease liability. The finance lease liability recognized at the date of remeasurement was decreased by $969. The corresponding right-of-use asset under finance lease was adjusted upon remeasurement of the finance lease liability (see Note 6 – Vessels, net). In July 2024, the Company acquired the Navios Citrine and repaid in full the outstanding balance of the finance lease liability as of that date.

On July 29, 2022, Navios Partners took delivery of the Navios Dolphin, a 2017-built Kamsarmax vessel of 81,630 dwt, for a remaining three-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. During the first quarter of 2024, the Company declared its option to acquire the vessel and remeasured the finance lease liability. The finance lease liability recognized at the date of remeasurement was decreased by $1,024. The corresponding right-of-use asset under finance lease was adjusted upon remeasurement of the finance lease liability (see Note 6 – Vessels, net). In July 2024, the Company acquired the Navios Dolphin and repaid in full the outstanding balance of the finance lease liability as of that date.

Based on management estimates and market conditions, the lease term of the leases is being assessed at each balance sheet date. At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment.

For the years ended December 31, 2024, 2023 and 2022, payments related to the finance lease liabilities amounted to $25,672, $26,172 and $10,389, respectively, and are presented under the caption “Repayment of long-term debt and financial liabilities” in the Consolidated Statements of Cash Flows.

Covenants and Other Terms of Credit Facilities and Financial Liabilities

The credit facilities and certain financial liabilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Angeliki Frangou’s or their affiliates’ ownership in Navios Partners of at least 5.0%; and subordinating the obligations under the credit facilities to any general and administrative costs related to the vessels and the payables under the Management Agreements (defined herein).

The Company’s credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 110% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities and financial liabilities) ranging from less than 0.75 to 0.80; and (v) maintain a minimum net worth of $135,000.

It is an event of default under the credit facilities and certain financial liabilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the facilities.

As of December 31, 2024, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities and certain financial liabilities.

The annualized weighted average interest rates of the Company’s total borrowings were 6.9%, 7.2% and 5.3% for the years ended December 31, 2024, 2023 and 2022, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Partners outstanding as of December 31, 2024, based on the repayment schedules of the respective credit facilities, financial liabilities and finance lease liabilities (as described above).

Period	Amount
2025	$272,035
2026	345,207
2027	283,352
2028	293,736
2029	241,480
2030 and thereafter	717,358
Total	$2,153,168